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JOHN HANCOCK FINANCIAL SERVICES                           (JOHN HANCOCK(R) LOGO)
U.S. Wealth Management Law Department                       the future is yours
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

July 30, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

     Re: John Hancock Life Insurance Company (U.S.A.) Separate Account H Registration Statement on Form N-4 (File No. 333-167019)

Ladies and Gentlemen:

     On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.) (the "Company"), we transmit for filing via EDGAR Pre-Effective Amendment No. 1 (the "Pre-Effective Amendment") to the Registration Statement on Form N-4 under the Securities Act of 1933 for the above referenced registration of a single payment deferred variable annuity contract to be issued by the Company.

     This Pre-Effective Amendment is being filed to incorporate changes based on Commission Staff comments to the Registration Statement and other edits of an updating nature, including disclosure that, effective August 1, 2010, QS Investors, LLC is providing the manager optimization for the management of several of the underlying Lifestyle Trusts.

     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities